REVENUE (Details - Timing of revenue recognition) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 308,492	$ 126,836
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	57,776	49,466
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 248,716	$ 77,370